The Company, basis of presentation and significant accounting policies - Intangible assets and goodwill (Details)	12 Months Ended
Dec. 31, 2018
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful lives	8 years
Technology
Disclosure of detailed information about intangible assets [line items]
Useful lives	16 years
Internally developed intangibles
Disclosure of detailed information about intangible assets [line items]
Useful lives	9 years
Licenses
Disclosure of detailed information about intangible assets [line items]
Useful lives	11 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful lives	9 years
Other
Disclosure of detailed information about intangible assets [line items]
Useful lives	7 years